TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
TRADE PAYABLES
TRADE PAYABLES

NOTE 13 – TRADE PAYABLES

	As of December 31,
	2019	2018
Current
Suppliers and commercial accruals	31,082	34,285
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 29.c)	881	873
	31,963	35,158
Non-current
Suppliers and commercial accruals	2,355	876
	2,355	876
Total trade payables	34,318	36,034